Offerings	Apr. 30, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock
Fee Rate	0.01381%
Offering Note	An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee and will pay the registration fee subsequently in advance or on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock
Fee Rate	0.01381%
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Fee Rate	0.01381%
Offering Note	See offering note 1. No separate consideration will be received for the guarantees of debt securities. Accordingly, pursuant to Rule 457(n) of the Securities Act of 1933, as amended (the "Securities Act"), no separate filing fee is required. The guarantee of debt securities will be issued by one or more of the registrants identified in the "Table of Additional Registrants" in the Form S-3.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to purchase debt securities, common stock
Fee Rate	0.01381%
Offering Note	See offering note 1.